UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  October 28 2008

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $221,324


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     6322 109795.00SH       SOLE                109795.00
ACCENTURE LTD.                 COM              G1150G111     5730 150783.00SH       SOLE                150783.00
ALCOA INC.                     COM              013817101     3569 158058.00SH       SOLE                158058.00
ALLERGAN, INC.                 COM              018490102     4415 85720.00 SH       SOLE                 85720.00
AMPHENOL CORP-CL A             COM              032095101     5880 146482.00SH       SOLE                146482.00
ANSYS, INC.                    COM              03662Q105     7171 189346.00SH       SOLE                189346.00
APACHE CORP.                   COM              037411105     8806 84442.00 SH       SOLE                 84442.00
APPLIED MATERIALS, INC.        COM              038222105     4548 300597.00SH       SOLE                300597.00
BB&T CORP.                     COM              054937107     5204 137671.00SH       SOLE                137671.00
BUCYRUS INTERNATIONAL, INC.    COM              118759109     5639 126200.00SH       SOLE                126200.00
C.H. ROBINSON WORLDWIDE, INC.  COM              12541W209     5906 115896.00SH       SOLE                115896.00
CISCO SYSTEMS                  COM              17275R102     5653 250566.00SH       SOLE                250566.00
DANAHER CORP.                  COM              235851102     8058 116109.00SH       SOLE                116109.00
DOVER CORP.                    COM              260003108     5182 127782.00SH       SOLE                127782.00
ESTERLINE TECHNOLOGIES CORP    COM              297425100     4612 116488.00SH       SOLE                116488.00
EXPEDITORS INTL                COM              302130109     5654 162283.00SH       SOLE                162283.00
EXXON MOBIL CORPORATION        COM              30231G102    10783 138846.00SH       SOLE                138846.00
GENERAL ELECTRIC               COM              369604103      385 15100.00 SH       SOLE                 15100.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     6337 49506.00 SH       SOLE                 49506.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     2825 68931.00 SH       SOLE                 68931.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     4644 228413.00SH       SOLE                228413.00
HENRY SCHEIN, INC.             COM              806407102     5240 97330.00 SH       SOLE                 97330.00
HOME DEPOT                     COM              437076102     2833 109407.00SH       SOLE                109407.00
IBM                            COM              459200101      255  2182.00 SH       SOLE                  2182.00
ILLINOIS TOOL WORKS            COM              452308109     5421 121963.00SH       SOLE                121963.00
JOHNSON & JOHNSON              COM              478160104     6249 90196.00 SH       SOLE                 90196.00
MICROSOFT CORP.                COM              594918104     5605 210006.00SH       SOLE                210006.00
MOOG INC-CLASS A               COM              615394202     5094 118808.00SH       SOLE                118808.00
NOBLE CORPORATION              COM              G65422100     4691 106859.00SH       SOLE                106859.00
PEPSICO, INC.                  COM              713448108     7982 111992.00SH       SOLE                111992.00
PROCTER & GAMBLE               COM              742718109     6867 98532.00 SH       SOLE                 98532.00
SCHERING-PLOUGH                COM              806605101     3603 195080.00SH       SOLE                195080.00
SCHWAB (CHARLES) CORP.         COM              808513105     9075 349024.00SH       SOLE                349024.00
ST JUDE MEDICAL                COM              790849103     6121 140746.00SH       SOLE                140746.00
STEM CELL AUTHORITY LTD        COM              85857C108        8 100000.00SH       SOLE                100000.00
TIDEWATER INC.                 COM              886423102     5577 100747.00SH       SOLE                100747.00
VALSPAR CORP.                  COM              920355104     5140 230616.00SH       SOLE                230616.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     6632 116089.00SH       SOLE                116089.00
WELLS FARGO COMPANY            COM              949746101     5368 143031.00SH       SOLE                143031.00
WM. WRIGLEY JR. COMPANY        COM              982526105     7935 99943.00 SH       SOLE                 99943.00
ZIMMER HOLDINGS                COM              98956p102     4263 66028.00 SH       SOLE                 66028.00
ALLIANCEBERNSTEIN GROWTH & INC                  018597104       44 14153.497SH       SOLE                14153.497